INCOME TAXES (Tables)	12 Months Ended
Jun. 30, 2014
Income Tax Disclosure [Abstract]
Summary of Valuation Allowance
	2014	2013
Net loss for the year	$7,005,852	$3,711,925
Adjustments:
Bad debts – related party	(21,302)	—
Accrued payroll	(2,213,643)	(1,209,842)
Professional stock-based fees	(974,000)	(627,400)
Loss extinguishment	—	(1,106,636)
Tax loss for the year	3,796,907	768,047
Estimated effective tax rate	25%	25%
Deferred tax asset	$949,227	$192,012

Deferred Tax Assets
	2014	2013
Deferred tax asset	$949,227	$354,846
Valuation allowance	(949,227)	(354,846)
Current taxes payable	—	—
Provision for income tax	$—	$—

Federal Net Operating Loss
Year	Amount	Expiration
2011	$171,898	2031
2012	$479,440	2032
2013	$768,047	2033
2014	$3,796,907	2034